UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 02/28/2010

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 88.0%

Corporate — 1.9%
California Pollution Control Financing Authority, Refunding RB, Southern California Edison Co., Series B (NPFGC), 5.45%, 9/01/29	$4,700	$4,739,950
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	2,000	2,193,580

		6,933,530

County/City/Special District/School District —25.8%
Alameda Public Financing Authority, Special Tax Bonds, Special Tax, Community Facility District 1, Series A, 7.00%, 8/01/19	3,750	3,789,375
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	4,749,207
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.50%, 8/01/29	1,000	1,085,730
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,075,160
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,647,311
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,061,430
El Monte City School District California, GO, Election of 2004, Series B (AGM), 5.00%, 8/01/32	4,435	4,473,185
Eureka Union School District California, GO, CAB, Election of 2002 (NPFGC), 5.18%, 8/01/29 (a)	2,545	718,097
Eureka Union School District California, GO, CAB, Election of 2002 (NPFGC), 5.26%, 8/01/32 (a)	2,760	617,633
Eureka Union School District California, GO, CAB, Election of 2002 (NPFGC), 5.27%, 8/01/35 (a)	2,990	537,273
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,420	3,645,618

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	$3,850	$4,277,196
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/32	5,640	5,715,745
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.00%, 8/01/30	4,275	4,372,684
Marysville Joint Unified School District California, GO, Election of 2008 (AGC), 5.25%, 8/01/29	1,690	1,790,471
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	5,500	5,809,705
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1, 6.80%, 3/01/29	3,180	3,444,989
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1, 7.00%, 3/01/34	5,000	5,463,850
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,200	2,312,200
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,272,400
Rancho Santiago Community College District California, GO (AGM), 5.13%, 9/01/29	5,000	5,749,600
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	3,300	3,436,389
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C, 6.38%, 8/01/32	1,025	1,072,601

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C, 6.50%, 8/01/39	$2,000	$2,101,980
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,297,764
Tamalpais Union High School District California, GO, Election of 2006 (NPFGC), 5.00%, 8/01/29	4,600	4,773,834
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	3,900	4,403,412

		92,694,839

Education — 6.9%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,609,500
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	5,000	4,999,650
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	5,610	5,686,857
Pittsburg Unified School District, COP, 6.00%, 9/01/29	8,940	8,929,719
University of California, RB, Series O, 5.75%, 5/15/34	2,200	2,445,850

		24,671,576

Health — 13.0%
California Health Facilities Financing Authority, RB, Adventist Health System West Series A, 5.75%, 9/01/39	4,500	4,562,460
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 6.25%, 8/15/35	2,080	2,104,898
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,225,000
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,131,610
California Health Facilities Financing Authority, Refunding RB, Providence Health & Services, Series C, 6.50%, 10/01/33	3,720	4,231,165
California Health Facilities Financing Authority, Refunding RB, Scripps Health, Series A, 5.00%, 11/15/36	10,200	9,835,146

Municipal Bonds	Par (000)	Value

California (continued)

Health (concluded)
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	$2,475	$2,575,287
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West, Series A (BHAC), 5.50%, 7/01/30	1,000	1,032,220
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California, 6.25%, 11/15/19	500	538,070
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California, 6.63%, 11/15/24	650	685,880
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California, 7.00%, 11/15/29	500	529,560
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California, 7.25%, 11/15/41	1,750	1,860,092
California Statewide Communities Development Authority, Refunding RB, Kaiser, Series C, 5.25%, 8/01/31	3,280	3,281,640
City of Corona California, COP, Refunding, Corona Community, 8.00%, 3/01/10 (b)	2,065	2,067,230
City of Corona California, COP, Refunding, Corona Community, 8.00%, 3/01/11 (b)	2,230	2,404,007
City of Corona California, COP, Refunding, Corona Community, 8.00%, 3/01/12 (b)	2,410	2,763,306

		46,827,571

State — 7.7%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,395,600
California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,477,089
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,475	1,522,112
State of California, GO, Various Purpose, 6.50%, 4/01/33	9,700	10,472,799
State of California, GO, Various Purpose, 6.00%, 11/01/39	2,850	2,940,487

		27,808,087

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Transportation — 6.9%
County of Orange California, RB, Series B, 5.75%, 7/01/34	$2,500	$2,705,700
County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	1,350	1,443,001
County of Sacramento California, RB, Subordinated and PFC/Grant, Series C (AGC), 5.75%, 7/01/39	3,000	3,198,150
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (c)	3,500	4,274,900
Port of Oakland, Refunding RB, Series L, AMT (NPFGC), 5.38%, 11/01/27	7,000	6,695,430
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	4,825	5,191,073
San Francisco City & County Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,251,425

		24,759,679

Utilities — 25.8%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	1,500	1,568,985
Chino Basin Regional Financing Authority California, RB, Inland Empire Utilities Agency, Series A (AMBAC), 5.00%, 11/01/33	4,000	3,977,720
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/32	7,000	7,100,940
City of Glendale California, RB (AGM), 5.00%, 2/01/32	6,825	6,968,052
City of Los Angeles California, Refunding RB, Series A, 5.38%, 6/01/39	5,000	5,281,500
City of Los Angeles California, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	4,000	4,077,520
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	7,880	7,947,689
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,065	5,548,353
Los Angeles Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/39	3,490	3,580,112
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 1/01/34	4,000	4,180,040
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 1/01/39	1,050	1,100,411
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,061,250

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	$4,760	$4,842,776
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/34	6,500	6,789,250
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/39	5,000	5,161,900
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,427,800
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,256,947
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,056,631

		92,927,876

Total Municipal Bonds in California		316,623,158

Puerto Rico — 2.7%

County/City/Special District/School District — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,409,700

State — 1.2%
Commonwealth of Puerto Rico, GO, Refunding, Public improvement, Series B, 6.50%, 7/01/37	4,230	4,494,248

Total Municipal Bonds in Puerto Rico		9,903,948

Total Municipal Bonds – 90.7%		326,527,106

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 12.5%

Corporate — 1.5%
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,401,223

County/City/Special District/School District — 8.2%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	10,000	10,510,000
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,045,220
San Diego County Water Authority, COP, Series A (FSA), 5.00%, 5/01/30	7,350	7,517,654
Vista Unified School District, California, GO, Series A (FSA), 5.25%, 8/01/25	4,199	4,363,289

		29,436,163

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	3

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California (concluded)

State — 2.8%
California State University, Refunding RB, Systemwide, Series A (AGM),
5.00%, 11/01/32	$10,000	$10,204,800

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 12.5%		45,042,186

Total Long-Term Investments (Cost – $359,733,170) – 103.2%		371,569,292

Short-Term Securities	Shares

CMA California Municipal Money Fund, 0.04% (e)(f)	5,248,041	5,248,041

Total Short-Term Securities (Cost – $5,248,041) – 1.5%		5,248,041

Total Investments (Cost – $364,981,211*) – 104.7%		376,817,333
Other Assets Less Liabilities – 1.9%		6,861,415
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (6.6)%		(23,838,370)

Net Assets – 100.0%		$359,840,378

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$341,125,302

Gross unrealized appreciation	$13,721,751
Gross unrealized depreciation	(1,863,243)

Net unrealized appreciation	$11,858,508

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by Municipal or US Treasury Obligations.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Gain (Loss)	Income

CMA California Municipal Money Fund	$5,218,554	[1]	—	—	$1,655
BlackRock California Insured Municipal 2008 Term Trust, Inc.	—		—	—	$926

[1] Represents net purchase cost.

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$371,569,292	—	$371,569,292
Short-Term Securities	$5,248,041	—	—	$5,248,041

Total	$5,248,041	$371,569,292	—	$376,817,333

[1] See above Schedule of Investments for values in each sector.

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 28, 2010